UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22896

Investment Company Act File Number

Global Macro Capital Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Global Macro Capital Opportunities Portfolio

July 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.3%

Security	Shares	Value
Argentina — 4.0%
Adecoagro SA(1)	28,500	$289,845
Banco Macro SA, Class B ADR	10,050	872,440
BBVA Banco Frances SA ADR	13,471	211,091
Cresud SA ADR(1)	10,769	195,780
Empresa Distribuidora Y Comercializadora Norte SA ADR(1)	7,134	217,587
Grupo Clarin SA GDR(2)	9,900	256,905
Grupo Financiero Galicia SA, Class B ADR	24,602	893,545
IRSA Inversiones y Representaciones SA ADR(1)	7,276	161,964
Pampa Energia SA ADR(1)	15,430	838,620
Petrobras Argentina SA ADR(1)	25,926	290,112
Telecom Argentina SA ADR	23,384	617,104
Transportadora de Gas del Sur SA ADR(1)	24,857	377,826
YPF SA ADR	46,600	941,320

		$6,164,139

China — 13.1%
AAC Technologies Holdings, Inc.	12,500	$167,921
Agricultural Bank of China, Ltd., Class H	393,000	183,312
Alibaba Group Holding, Ltd. ADR(1)	16,154	2,503,062
Anhui Conch Cement Co., Ltd., Class H	24,000	88,663
ANTA Sports Products, Ltd.	17,000	58,281
Baidu, Inc. ADR(1)	3,980	900,873
Bank of China, Ltd., Class H	1,162,000	571,486
Bank of Communications, Ltd., Class H	145,000	107,255
Beijing Enterprises Water Group, Ltd.	98,000	81,319
Brilliance China Automotive Holdings, Ltd.	56,000	141,681
BYD Co., Ltd., Class H	14,500	90,248
CGN Power Co., Ltd., Class H(3)	155,000	42,420
China Cinda Asset Management Co., Ltd., Class H	147,000	61,079
China CITIC Bank Corp., Ltd., Class H	153,000	99,173
China Communications Construction Co., Ltd., Class H	78,000	103,887
China Construction Bank Corp., Class H	1,202,000	998,038
China Everbright International, Ltd.	60,000	78,241
China Evergrande Group(1)	99,000	275,337
China Galaxy Securities Co., Ltd., Class H	59,500	52,400
China Life Insurance Co., Ltd., Class H	109,000	344,489
China Mengniu Dairy Co., Ltd.	47,000	91,472
China Merchants Bank Co., Ltd., Class H	60,500	198,654
China Merchants Port Holdings Co., Ltd.	22,666	71,156
China Minsheng Banking Corp., Ltd., Class H	99,000	99,496
China Mobile, Ltd.	90,000	962,023
China Overseas Land & Investment, Ltd.	60,000	203,267
China Pacific Insurance (Group) Co., Ltd., Class H	42,200	185,942
China Petroleum & Chemical Corp., Class H	382,000	289,582
China Railway Construction Corp., Ltd., Class H	46,500	61,371
China Railway Group, Ltd., Class H	86,000	68,339

Security	Shares	Value
China Resources Beer Holdings Co., Ltd.	38,000	$95,954
China Resources Gas Group, Ltd.	20,000	75,743
China Resources Land, Ltd.	47,777	153,312
China Resources Power Holdings Co., Ltd.	34,000	64,740
China Shenhua Energy Co., Ltd., Class H	56,000	139,296
China State Construction International Holdings, Ltd.	42,000	67,763
China Taiping Insurance Holdings Co., Ltd.	31,400	94,287
China Telecom Corp., Ltd., Class H	234,000	111,228
China Unicom (Hong Kong), Ltd.(1)	98,000	142,033
China Vanke Co., Ltd., Class H	26,700	78,670
CITIC Securities Co., Ltd., Class H	39,500	80,084
CITIC, Ltd.	75,000	113,953
CNOOC, Ltd.	261,000	292,128
Country Garden Holdings Co., Ltd.	129,000	180,103
CRRC Corp., Ltd., Class H	79,750	71,190
CSPC Pharmaceutical Group, Ltd.	84,000	130,899
Ctrip.com International, Ltd. ADR(1)	5,900	352,407
Dongfeng Motor Group Co., Ltd., Class H	54,000	66,094
ENN Energy Holdings, Ltd.	14,000	95,044
Fullshare Holdings, Ltd.	160,000	63,903
Geely Automobile Holdings, Ltd.	115,000	265,550
GF Securities Co., Ltd., Class H	24,600	49,557
Great Wall Motor Co., Ltd., Class H	53,500	68,521
Guangdong Investment, Ltd.	48,000	67,547
Guangzhou Automobile Group Co., Ltd., Class H	52,000	111,743
Haitong Securities Co., Ltd., Class H	60,000	95,558
Hanergy Thin Film Power Group, Ltd.(1)(4)	302,000	0
Hengan International Group Co., Ltd.	12,500	95,314
Huaneng Power International, Inc., Class H	96,000	67,670
Huatai Securities Co., Ltd.(3)	34,000	68,219
Industrial & Commercial Bank of China, Ltd., Class H	1,061,000	741,381
JD.com, Inc. ADR(1)	10,624	479,886
Lenovo Group, Ltd.	160,000	98,968
NetEase, Inc. ADR	1,181	367,622
New China Life Insurance Co., Ltd., Class H	16,000	103,118
New Oriental Education & Technology Group, Inc. ADR(1)	2,374	189,113
People’s Insurance Co. Group of China, Ltd. (The), Class H	129,000	60,032
PetroChina Co., Ltd., Class H	320,000	205,875
PICC Property & Casualty Co., Ltd., Class H	76,000	141,387
Ping An Insurance (Group) Co. of China, Ltd., Class H	77,000	569,963
Semiconductor Manufacturing International Corp.(1)	7,300	8,002
Shenzhou International Group Holdings, Ltd.	12,000	80,162
SINA Corp.(1)	1,200	113,772
Sino Biopharmaceutical, Ltd.	90,000	79,455
Sinopharm Group Co., Ltd., Class H	22,400	93,755
Sunny Optical Technology Group Co., Ltd.	17,000	202,027
TAL Education Group ADR	758	118,832
Tencent Holdings, Ltd.	81,800	3,264,962
Vipshop Holdings, Ltd. ADR(1)	6,998	86,075
Want Want China Holdings, Ltd.	103,000	69,560
Weibo Corp. ADR(1)	120	9,234
Yum China Holdings, Inc.(1)	7,500	268,425
Zhuzhou CRRC Times Electric Co., Ltd., Class H	11,000	52,332

		$19,942,915

Security	Shares	Value
Croatia — 1.9%
Adris Grupa DD, PFC Shares	9,000	$655,341
Ericsson Nikola Tesla DD	930	181,951
Hrvatski Telekom DD	52,252	1,503,620
Koncar-Elektroindustrija DD	1,480	169,777
Valamar Riviera DD	48,200	338,484

		$2,849,173

Cyprus — 2.0%
Bank of Cyprus Holdings PLC(1)(5)	325,049	$1,267,139
Bank of Cyprus Holdings PLC(1)(5)	477,400	1,839,585

		$3,106,724

Egypt — 2.4%
Amer Group Holding(1)	2,605,200	$46,559
Arabian Cement Co.(1)	96,000	41,750
Arabian Food Industries Co. DOMTY(1)	91,400	41,437
Citadel Capital SAE(1)	1,195,300	68,142
Commercial International Bank Egypt SAE	327,500	1,510,559
Credit Agricole Egypt SAE	55,500	142,714
Eastern Tobacco	17,750	302,254
Egyptian Financial Group-Hermes Holding Co.	195,400	242,612
Egyptian Resorts Co.(1)	895,600	52,011
Emaar Misr for Development SAE(1)	408,300	57,466
Ghabbour Auto(1)	506,400	57,617
Heliopolis Housing	68,800	97,892
Juhayna Food Industries(1)	253,600	95,496
Medinet Nasr Housing	280,700	162,268
Palm Hills Developments SAE(1)	701,000	122,501
Pioneers Holding(1)	154,000	76,496
Porto Holding SAE(1)	2,659,800	56,336
Six of October Development & Investment Co.(1)	140,100	108,154
Talaat Moustafa Group	483,900	202,939
Telecom Egypt	190,400	117,892

		$3,603,095

Georgia — 3.0%
BGEO Group PLC	48,700	$2,216,345
TBC Bank Group PLC	107,700	2,381,022

		$4,597,367

Iceland — 4.3%
Eik Fasteignafelag HF(1)	1,866,700	$190,018
Eimskipafelag Islands HF	407,000	1,240,926
Hagar HF	2,036,000	775,219
HB Grandi HF(1)	1,649,000	509,567
Icelandair Group HF	1,860,000	260,021
Marel HF	397,000	1,414,421
Reginn HF(1)	1,637,000	410,242
Reitir Fasteignafelag HF	1,043,000	953,513
Siminn HF	9,776,000	389,524
Sjova-Almennar Tryggingar HF	1,151,900	203,244
Vatryggingafelag Islands HF	2,066,800	203,975

		$6,550,670

Security	Shares	Value
India — 6.2%
Adani Ports and Special Economic Zone, Ltd.	22,802	$140,989
Adani Power, Ltd.(1)	9,483	4,942
Asian Paints, Ltd.	8,100	146,954
Aurobindo Pharma, Ltd.	7,300	81,759
Axis Bank, Ltd.	40,600	329,387
Bajaj Auto, Ltd.	2,400	105,172
Bajaj Finance, Ltd.	4,600	122,229
Bharat Petroleum Corp., Ltd.	11,100	81,486
Bharti Airtel, Ltd.	27,000	176,680
Bharti Infratel, Ltd.	15,719	98,044
Bosch, Ltd.	185	69,823
Cipla, Ltd.	9,500	83,232
Coal India, Ltd.	19,072	74,217
Dabur India, Ltd.	13,800	66,471
Dr. Reddy’s Laboratories, Ltd.	3,000	111,015
Eicher Motors, Ltd.	400	187,940
GAIL (India), Ltd.	12,666	74,303
Godrej Consumer Products, Ltd.	7,200	116,380
HCL Technologies, Ltd.	13,928	193,552
Hero MotoCorp, Ltd.	1,300	74,115
Hindalco Industries, Ltd.	30,900	105,992
Hindustan Unilever, Ltd.	16,400	296,632
Housing Development Finance Corp., Ltd.	36,800	1,025,409
ICICI Bank, Ltd.	31,680	149,173
Indiabulls Housing Finance, Ltd.	8,300	152,252
Infosys, Ltd.	44,900	708,357
ITC, Ltd.	80,850	359,259
JSW Steel, Ltd.	25,000	86,127
Larsen & Toubro, Ltd.	12,150	225,972
LIC Housing Finance, Ltd.	12,100	129,919
Lupin, Ltd.	5,700	91,609
Mahindra & Mahindra, Ltd.	9,500	208,154
Maruti Suzuki India, Ltd.	2,700	325,910
Motherson Sumi Systems, Ltd.(1)	27,150	137,613
Nestle India, Ltd.	700	73,816
Oil & Natural Gas Corp., Ltd.	34,800	91,684
Reliance Industries, Ltd.	31,300	788,033
Shree Cement, Ltd.	360	105,243
Shriram Transport Finance Co., Ltd.	6,100	97,356
State Bank of India	39,600	193,019
Sun Pharmaceutical Industries, Ltd.	23,347	192,990
Tata Consultancy Services, Ltd.	10,078	391,868
Tata Motors, Ltd.(1)	39,100	270,856
UltraTech Cement, Ltd.	1,500	95,016
UPL, Ltd.	10,100	137,684
Vedanta, Ltd.	28,200	122,846
Wipro, Ltd.	32,870	147,934
Yes Bank, Ltd.	8,300	234,407
Zee Entertainment Enterprises, Ltd.	16,300	137,216

		$9,421,036

Security	Shares	Value
Indonesia — 3.1%
Adaro Energy Tbk PT	717,400	$96,080
Astra International Tbk PT	834,900	499,559
Bank Central Asia Tbk PT	511,400	718,029
Bank Mandiri Persero Tbk PT	398,000	407,384
Bank Negara Indonesia Persero Tbk PT	345,100	192,812
Bank Rakyat Indonesia Persero Tbk PT	462,300	512,215
Bumi Serpong Damai Tbk PT	436,800	58,670
Charoen Pokphand Indonesia Tbk PT	365,200	73,139
Gudang Garam Tbk PT	22,900	130,840
Hanjaya Mandala Sampoerna Tbk PT	470,400	125,352
Indofood CBP Sukses Makmur Tbk PT	120,400	75,431
Indofood Sukses Makmur Tbk PT	207,500	130,415
Kalbe Farma Tbk PT	1,009,100	131,329
Matahari Department Store Tbk PT	116,000	110,282
Perusahaan Gas Negara Persero Tbk PT	507,600	85,709
Semen Indonesia Persero Tbk PT	145,300	108,451
Surya Citra Media Tbk PT	321,200	56,888
Telekomunikasi Indonesia Persero Tbk PT	2,031,900	714,149
Unilever Indonesia Tbk PT	67,800	248,993
United Tractors Tbk PT	79,400	179,278

		$4,655,005

Kazakhstan — 4.3%
Central Asia Metals PLC	251,600	$732,122
Halyk Savings Bank of Kazakhstan JSC GDR(1)(2)(5)	167,650	1,572,750
Halyk Savings Bank of Kazakhstan JSC GDR(1)(2)(5)	121,000	1,137,400
KAZ Minerals PLC(1)	106,025	1,004,234
KazMunaiGas Exploration Production GDR(2)(5)	101,909	993,425
KazMunaiGas Exploration Production GDR(2)(5)	49,100	478,725
Kcell JSC GDR(2)	142,842	579,802

		$6,498,458

Kenya — 1.5%
Co-operative Bank of Kenya, Ltd. (The)	964,239	$145,528
East African Breweries, Ltd.	155,904	397,394
Equity Group Holdings, Ltd.	1,025,200	404,701
KCB Group, Ltd.	895,200	348,313
Safaricom, Ltd.	4,316,317	997,743

		$2,293,679

Kuwait — 4.1%
Agility Public Warehousing Co. KSC	206,250	$573,486
Boubyan Bank KSCP	194,880	267,143
Burgan Bank SAK	184,380	214,109
Kuwait Finance House KSCP	761,530	1,349,189
Kuwait Projects Co. Holdings KSC	124,400	150,058
Mabanee Co. SAKC	128,730	330,289
Mezzan Holding Co. KSCC	34,900	104,284
Mobile Telecommunications Co.	654,500	962,525
National Bank of Kuwait SAK	798,945	1,844,367
National Industries Group Holding SAK(1)	264,200	122,539
National Real Estate Co. KPSC(1)	178,300	74,995
VIVA Kuwait Telecom Co.	51,300	135,966
Warba Bank KSCP(1)	146,300	129,779

		$6,258,729

Security	Shares	Value
Mauritius — 3.1%
Alteo, Ltd.	297,687	$311,725
CIEL, Ltd.	1,340,300	296,411
CIM Financial Services, Ltd.	832,100	229,678
ENL Land, Ltd.	155,011	219,907
Gamma Civic, Ltd.	107,086	85,330
Harel Mallac & Co., Ltd.	31,500	62,763
IBL, Ltd.	37,656	55,479
LUX Island Resorts, Ltd.	78,300	137,203
MCB Group, Ltd.	228,408	1,847,449
New Mauritius Hotels, Ltd.(1)	389,190	254,969
Omnicane, Ltd.	15,009	30,677
Phoenix Beverages, Ltd.	10,200	144,086
Rogers & Co., Ltd.	187,150	164,890
SBM Holdings, Ltd.	2,100,810	483,974
Sun, Ltd., Class A(1)	146,600	180,708
Terra Mauricia, Ltd.	182,256	180,968

		$4,686,217

Mexico — 1.2%
Cemex SAB de CV ADR(1)	24,140	$234,399
Coca-Cola Femsa SAB de CV ADR	900	76,482
Fomento Economico Mexicano SAB de CV ADR	3,000	302,640
Grupo Aeroportuario del Pacifico SAB de CV, Class B ADR	700	80,220
Grupo Aeroportuario del Sureste SAB de CV, Class B ADR	400	85,020
Grupo Bimbo SAB de CV, Series A	29,800	74,942
Grupo Financiero Banorte SAB de CV, Class O	40,700	269,748
Grupo Financiero Inbursa SAB de CV, Class O	42,300	76,010
Grupo Financiero Santander Mexico SAB de CV ADR	6,800	69,768
Grupo Mexico SAB de CV, Series B	63,000	205,075
Industrias Penoles SAB de CV	2,600	63,823
Kimberly-Clark de Mexico SAB de CV, Class A	28,700	57,714
Mexichem SAB de CV	20,553	58,649
Wal-Mart de Mexico SAB de CV, Series V	86,300	199,723

		$1,854,213

Pakistan — 0.0%(6)
Searle Co., Ltd. (The)	4,213	$19,613

		$19,613

Peru — 4.4%
Alicorp SAA	129,300	$331,579
Cementos Pacasmayo SAA	85,338	201,461
Cia de Minas Buenaventura SA ADR	41,756	511,093
Credicorp, Ltd.	17,209	3,186,074
Engie Energia Peru SA	79,000	197,470
Ferreycorp SAA	529,200	293,955
Fossal SAA(1)	21,662	2,674
Grana y Montero SAA ADR(1)	101,500	323,785
InRetail Peru Corp.(3)	22,000	407,000
Southern Copper Corp.	16,338	642,737
Union Andina de Cementos SAA	308,000	242,370
Volcan Cia Minera SAA, Class B	1,145,200	300,392

		$6,640,590

Security	Shares	Value
Philippines — 1.8%
Aboitiz Equity Ventures, Inc.	72,000	$108,396
Aboitiz Power Corp.	39,500	30,520
Alliance Global Group, Inc.	85,700	24,381
Ayala Corp.	10,270	175,944
Ayala Land, Inc.	291,600	242,686
Bank of the Philippine Islands	21,799	45,171
BDO Unibank, Inc.	63,210	157,624
Cebu Air, Inc.	25,000	50,038
CEMEX Holdings Philippines, Inc.(1)(3)	118,400	14,263
Century Pacific Food, Inc.	162,000	59,256
D&L Industries, Inc.	277,000	67,291
DMCI Holdings, Inc.	110,400	35,215
DoubleDragon Properties Corp.(1)	31,000	28,263
Energy Development Corp.	250,600	29,649
Globe Telecom, Inc.	1,375	57,685
GT Capital Holdings, Inc.	3,100	74,550
JG Summit Holdings, Inc.	119,690	188,538
Jollibee Foods Corp.	23,850	106,274
Megaworld Corp.	1,050,500	99,925
Metro Pacific Investments Corp.	973,800	131,004
Metropolitan Bank & Trust Co.	55,903	96,407
PLDT, Inc.	3,815	123,774
Robinsons Land Corp.	161,300	82,184
Security Bank Corp.	22,000	101,994
SM Investments Corp.	13,820	221,008
SM Prime Holdings, Inc.	324,100	224,261
Universal Robina Corp.	48,960	156,170

		$2,732,471

Serbia — 3.3%
Aerodrom Nikola Tesla AD Beograd	64,686	$830,379
Energoprojekt Holding AD Beograd(1)	62,500	926,920
Gosa Montaza AD Velika Plana(1)	1,378	21,052
Komercijalna Banka AD Beograd(1)	80,565	1,467,260
MESSER Tehnogas AD(1)	200	21,703
Metalac AD(1)	18,233	323,539
NIS AD Novi Sad	216,465	1,471,622

		$5,062,475

Singapore — 1.4%
Yoma Strategic Holdings, Ltd.	4,730,433	$2,075,732

		$2,075,732

South Korea — 10.8%
AMOREPACIFIC Corp.	787	$199,397
AMOREPACIFIC Group	860	93,345
BNK Financial Group, Inc.	8,468	85,565
Celltrion, Inc.(1)	1,966	190,538
CJ CheilJedang Corp.	220	72,712
CJ Corp.	300	52,002
Coway Co., Ltd.	1,443	127,752
Dongbu Insurance Co., Ltd.	1,525	109,149
E-MART, Inc.	580	131,665
GS Holdings Corp.	1,555	104,818
Hana Financial Group, Inc.	6,982	318,569

Security	Shares	Value
Hankook Tire Co., Ltd.	2,081	$116,292
Hanmi Pharmaceutical Co., Ltd.(1)	119	39,119
Hanwha Chemical Corp.	3,338	100,612
Hotel Shilla Co., Ltd.	930	53,937
Hyosung Corp.	639	95,659
Hyundai Construction Equipment Co., Ltd.(1)	40	13,100
Hyundai Development Co. - Engineering & Construction	1,700	64,755
Hyundai Electric & Energy System Co., Ltd.(1)	41	11,871
Hyundai Engineering & Construction Co., Ltd.	2,350	95,040
Hyundai Glovis Co., Ltd.	490	68,755
Hyundai Heavy Industries Co., Ltd.(1)	842	131,196
Hyundai Marine & Fire Insurance Co., Ltd.	1,400	56,800
Hyundai Mobis Co., Ltd.	1,573	345,694
Hyundai Motor Co.	3,469	449,082
Hyundai Motor Co., PFC Shares	550	49,627
Hyundai Motor Co., Second PFC Shares	1,074	101,682
Hyundai Robotics Co., Ltd.(1)	134	52,747
Hyundai Steel Co.	2,214	123,954
Industrial Bank of Korea	7,595	104,918
Kakao Corp.	1,035	110,867
Kangwon Land, Inc.	2,800	92,602
KB Financial Group, Inc.	8,973	477,096
KCC Corp.	120	46,768
Kia Motors Corp.	6,426	209,981
Korea Aerospace Industries, Ltd.	1,660	76,785
Korea Electric Power Corp.	6,231	248,418
Korea Zinc Co., Ltd.	251	110,655
KT&G Corp.	2,748	279,908
LG Chem, Ltd.	1,083	317,509
LG Corp.	2,427	163,501
LG Display Co., Ltd.	5,180	146,167
LG Electronics, Inc.	2,470	148,063
LG Household & Health Care, Ltd.	210	185,964
LG Uplus Corp.	5,400	80,278
Lotte Chemical Corp.	420	138,279
Lotte Shopping Co., Ltd.	373	87,617
Mirae Asset Daewoo Co., Ltd.	9,700	94,095
Naver Corp.	632	453,793
NCsoft Corp.	410	132,244
Orion Corp./Republic of Korea(1)	460	33,748
Orion Holdings Corp.	239	5,895
POSCO	1,682	502,607
S-Oil Corp.	1,295	134,898
Samsung Biologics Co., Ltd.(1)(3)	470	114,250
Samsung C&T Corp.	1,825	226,637
Samsung Electro-Mechanics Co., Ltd.	1,502	125,437
Samsung Electronics Co., Ltd.	2,151	4,625,680
Samsung Electronics Co., Ltd., PFC Shares	392	675,880
Samsung Fire & Marine Insurance Co., Ltd.	700	182,626
Samsung Heavy Industries Co., Ltd.(1)	6,900	69,052
Samsung Life Insurance Co., Ltd.	1,758	197,152
Samsung SDI Co., Ltd.	1,354	203,462
Samsung SDS Co., Ltd.	840	134,206
Samsung Securities Co., Ltd.	1,588	57,562

Security	Shares	Value
Shinhan Financial Group Co., Ltd.	9,694	$460,726
SK Holdings Co., Ltd.	982	238,178
SK Hynix, Inc.	13,189	775,412
SK Innovation Co., Ltd.	1,574	248,418
SK Telecom Co., Ltd.	490	121,153
Woori Bank	7,000	119,553

		$16,413,474

Taiwan — 5.7%
Advanced Semiconductor Engineering, Inc.	122,716	$164,640
Advantech Co., Ltd.	7,699	58,239
Asia Cement Corp.	52,000	45,958
Asustek Computer, Inc.	12,000	111,604
AU Optronics Corp.	156,000	63,153
Catcher Technology Co., Ltd.	12,000	137,915
Cathay Financial Holding Co., Ltd.	134,000	218,338
Chang Hwa Commercial Bank, Ltd.	115,381	67,640
Cheng Shin Rubber Industry Co., Ltd.	28,000	56,635
China Development Financial Holding Corp.	248,000	74,799
China Steel Corp.	210,000	172,433
Chunghwa Telecom Co., Ltd.	64,000	216,333
Compal Electronics, Inc.	95,000	63,094
CTBC Financial Holding Co., Ltd.	275,679	177,115
Delta Electronics, Inc.	33,680	178,962
E.Sun Financial Holding Co., Ltd.	138,406	88,233
Far Eastern New Century Corp.	59,700	49,134
Far EasTone Telecommunications Co., Ltd.	32,000	77,364
First Financial Holding Co., Ltd.	173,334	117,075
Formosa Chemicals & Fibre Corp.	59,000	177,762
Formosa Petrochemical Corp.	22,000	77,231
Formosa Plastics Corp.	70,000	209,935
Foxconn Technology Co., Ltd.	18,291	54,995
Fubon Financial Holding Co., Ltd.	112,000	173,987
Hon Hai Precision Industry Co., Ltd.	250,635	974,738
Hotai Motor Co., Ltd.	5,000	60,758
Hua Nan Financial Holdings Co., Ltd.	131,851	77,063
Innolux Corp.	180,000	87,805
Largan Precision Co., Ltd.	2,000	364,919
Mega Financial Holding Co., Ltd.	179,476	151,900
Nan Ya Plastics Corp.	85,000	213,937
Pegatron Corp.	30,000	97,845
Pou Chen Corp.	42,000	56,737
President Chain Store Corp.	10,000	84,737
Quanta Computer, Inc.	51,000	120,919
Shin Kong Financial Holding Co., Ltd.	177,960	47,573
SinoPac Financial Holdings Co., Ltd.	179,741	56,358
Taishin Financial Holding Co., Ltd.	159,782	75,139
Taiwan Cement Corp.	67,000	77,651
Taiwan Cooperative Financial Holding Co., Ltd.	146,269	79,929
Taiwan Mobile Co., Ltd.	31,000	110,945
Taiwan Semiconductor Manufacturing Co., Ltd.	397,000	2,806,353
Uni-President Enterprises Corp.	82,960	158,772
United Microelectronics Corp.	220,000	100,978
Yuanta Financial Holding Co., Ltd.	158,675	68,019

		$8,705,649

Security	Shares	Value
Thailand — 0.6%
Mega Lifesciences PCL	598,400	$503,893
TTCL PCL(7)	767,100	412,460

		$916,353

Turkey — 2.1%
Akbank TAS	112,300	$334,080
Anadolu Efes Biracilik ve Malt Sanayii AS	12,800	75,091
Arcelik AS	13,700	101,273
BIM Birlesik Magazalar AS	11,200	218,436
Coca-Cola Icecek AS	5,200	62,839
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(1)	110,500	99,951
Eregli Demir ve Celik Fabrikalari TAS	75,200	167,661
Ford Otomotiv Sanayi AS	4,800	61,413
Haci Omer Sabanci Holding AS	50,000	153,689
KOC Holding AS	33,800	157,409
Petkim Petrokimya Holding AS	44,200	80,807
TAV Havalimanlari Holding AS	11,600	70,301
Tofas Turk Otomobil Fabrikasi AS	7,900	69,415
Tupras-Turkiye Petrol Rafinerileri AS	6,600	203,398
Turk Hava Yollari AO(1)	35,900	90,145
Turk Sise ve Cam Fabrikalari AS	51,695	66,132
Turk Telekomunikasyon AS(1)	33,700	69,472
Turkcell Iletisim Hizmetleri AS	46,700	170,772
Turkiye Garanti Bankasi AS	117,700	352,474
Turkiye Halk Bankasi AS	34,800	149,305
Turkiye Is Bankasi, Class B	83,800	180,394
Turkiye Vakiflar Bankasi TAO, Class D	45,400	90,871
Ulker Biskuvi Sanayi AS	10,100	60,985
Yapi ve Kredi Bankasi AS(1)	55,000	70,997

		$3,157,310

United Arab Emirates — 0.0%(6)
Orascom Construction, Ltd.(1)	9,400	$62,349

		$62,349

Vietnam — 11.0%
Bank for Foreign Trade of Vietnam JSC	554,600	$920,958
Bao Viet Holdings	111,500	289,820
Binh Minh Plastics JSC	45,000	157,232
Century Synthetic Fiber Corp.(1)	175,966	110,978
Coteccons Construction JSC(1)	24,000	220,018
Danang Rubber JSC	67,496	79,732
Domesco Medical Import Export JSC	59,000	316,726
FPT Corp.	106,364	226,280
Gemadept Corp.(1)	61,050	108,808
HA TIEN 1 Cement JSC(1)	230,880	191,422
Ho Chi Minh City Infrastructure Investment JSC	262,900	375,939
Hoa Phat Group JSC	322,100	457,572
Hoa Sen Group	144,825	178,346
Imexpharm Pharmaceutical JSC	32,561	96,041

Security	Shares	Value
KIDO Group Corp.	243,900	$477,390
Kinh Bac City Development Share Holding Corp.(1)	268,100	172,731
Masan Group Corp.	712,300	1,341,802
Mobile World Investment Corp.	40,000	176,826
Nam Long Investment Corp.	120,956	161,481
PetroVietnam Drilling & Well Services JSC(1)	219,214	128,350
PetroVietnam Fertilizer & Chemical JSC	205,250	208,578
PetroVietnam Gas JSC	83,000	228,654
PetroVietnam Nhon Trach 2 Power JSC	158,000	199,059
PetroVietnam Technical Services Corp.	294,900	211,564
Pha Lai Thermal Power JSC	186,000	186,166
Refrigeration Electrical Engineering Corp.	115,000	188,185
Saigon - Hanoi Commercial Joint Stock Bank(1)	616,418	225,167
Saigon Securities, Inc.	400,730	463,477
Saigon Thuong Tin Commercial JSB(1)	977,216	563,551
Tan Tao Investment & Industry JSC(1)	675,400	124,735
TNG Investment & Trading JSC(1)	10	6
Traphaco JSC	31,399	165,750
Viet Capital Securities JSC(1)	209,500	562,317
Vietnam Construction and Import-Export JSC	251,400	221,151
Vietnam Dairy Products JSC	218,640	1,467,724
Vietnam Joint Stock Commercial Bank for Industry and Trade	149,900	134,526
Vietnam Prosperity JSC Bank(1)	2,044,860	3,509,099
Vingroup JSC(1)	940,149	1,840,239
Vinh Son - Song Hinh Hydropower JSC	101,700	87,743

		$16,776,143

Total Common Stocks (identified cost $120,539,377)		$145,043,579

Short-Term Investments — 3.4%

U.S. Treasury Obligations — 0.7%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 8/17/17(8)	$1,000	$999,570

Total U.S. Treasury Obligations (identified cost $999,611)		$999,570

Other — 2.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.28%(9)	4,177,263	$4,178,098

Total Other (identified cost $4,178,170)		$4,178,098

Total Short-Term Investments (identified cost $5,177,781)		$5,177,668

Total Investments — 98.7% (identified cost $125,717,158)		$150,221,247

Other Assets, Less Liabilities — 1.3%		$2,026,856

Net Assets — 100.0%		$152,248,103

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2017, the aggregate value of these securities is $5,019,007 or 3.3% of the Portfolio’s net assets.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2017, the aggregate value of these securities is $646,152 or 0.4% of the Portfolio’s net assets.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Securities are traded on separate exchanges for the same entity.

(6)	Amount is less than 0.05%.

(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(9)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2017 was $41,150.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	32.7%	$49,733,982
Information Technology	14.7	22,308,439
Industrials	8.3	12,657,842
Consumer Staples	7.8	11,856,158
Real Estate	5.9	9,021,613
Materials	5.9	8,912,349
Consumer Discretionary	5.7	8,721,748
Telecommunication Services	5.6	8,536,109
Energy	5.2	7,899,366
Utilities	1.9	2,954,000
Health Care	1.6	2,441,973
Short-Term Investments	3.4	5,177,668

Total Investments	98.7%	$150,221,247

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	294,118	USD	347,883	Standard Chartered Bank	8/3/17	$312	$—
USD	332,377	EUR	294,118	Standard Chartered Bank	8/3/17	—	(15,818)
USD	438,298	EUR	384,300	Citibank, N.A.	8/8/17	—	(16,778)
USD	737,912	EUR	645,700	Credit Agricole Corporate and Investment Bank	8/8/17	—	(26,706)
USD	2,685,391	EUR	2,373,170	JPMorgan Chase Bank, N.A.	8/8/17	—	(124,843)
USD	2,691,134	EUR	2,378,245	JPMorgan Chase Bank, N.A.	8/8/17	—	(125,110)
USD	2,748,459	EUR	2,428,905	JPMorgan Chase Bank, N.A.	8/8/17	—	(127,775)
USD	4,057,829	EUR	3,586,039	JPMorgan Chase Bank, N.A.	8/8/17	—	(188,647)
USD	6,168,337	EUR	5,451,165	JPMorgan Chase Bank, N.A.	8/8/17	—	(286,764)
USD	7,530	EUR	6,500	Standard Chartered Bank	8/8/17	—	(167)
USD	18,166	EUR	16,200	Standard Chartered Bank	8/8/17	—	(1,018)
USD	30,963	EUR	27,700	Standard Chartered Bank	8/8/17	—	(1,838)
USD	420,061	EUR	368,900	Standard Chartered Bank	8/8/17	—	(16,779)
USD	32,527	EUR	28,900	UBS AG	8/8/17	—	(1,696)
USD	3,474,637	TWD	104,048,000	BNP Paribas	8/10/17	28,141	—
USD	19,118,088	CNH	130,068,000	Bank of America, N.A.	9/6/17	—	(187,118)
USD	349,434	EUR	294,118	Standard Chartered Bank	10/26/17	—	(327)
USD	829,467	THB	29,247,000	Standard Chartered Bank	11/10/17	—	(49,767)

						$28,453	$(1,171,151)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Equity Futures
E-mini MSCI Emerging Markets Index	254	Long	Sep-17	$12,774,930	$13,519,150	$744,220

						$744,220

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

Currency Abbreviations:

CNH	-	Yuan Renminbi Offshore

EUR	-	Euro

THB	-	Thai Baht

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

At July 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts to enhance total return, to manage certain investment risks and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2017 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial futures contracts*	$744,220	$—

Total		$744,220	$—

Foreign Exchange	Forward foreign currency exchange contracts	$28,453	$(1,171,151)

Total		$28,453	$(1,171,151)

*	Amount represents cumulative unrealized appreciation on futures contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$126,114,549

Gross unrealized appreciation	$31,209,014
Gross unrealized depreciation	(7,102,316)

Net unrealized appreciation	$24,106,698

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks
Asia/Pacific	$7,679,209	$80,477,640	$0	$88,156,849
Emerging Europe	6,571,722	18,751,997	—	25,323,719
Latin America	14,658,942	—	—	14,658,942
Middle East/Africa	62,763	16,841,306	—	16,904,069
Total Common Stocks	$28,972,636	$116,070,943 **	$0	$145,043,579
Short-Term Investments —
U.S. Treasury Obligations	$—	$999,570	$—	$999,570
Other	—	4,178,098	—	4,178,098
Total Investments	$28,972,636	$121,248,611	$0	$150,221,247
Forward Foreign Currency Exchange Contracts	$—	$28,453	$—	$28,453
Futures Contracts	744,220	—	—	744,220
Total	$29,716,856	$121,277,064	$—	$150,993,920

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,171,151)	$—	$(1,171,151)
Total	$—	$(1,171,151)	$—	$(1,171,151)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2017 is not presented. At July 31, 2017, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Capital Opportunities Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 25, 2017